Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					9/18/2014
2	Payment Date					9/22/2014
3	Collection Period				7/27/2014	8/30/2014	35
4	Monthly Interest Period- Actual				8/20/2014	9/21/2014	33
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Fixed Notes	225,000,000.00	120,977,885.48	—	21,525,998.19	99,451,887.29	0.4420084
8	Class A-2-B Floating Notes	370,000,000.00	198,941,411.67	—	35,398,308.13	163,543,103.54	0.4420084
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$754,919,297.15	$—	$56,924,306.32	$697,994,990.83

11	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

12	Total Securitization Value	$1,474,969,190.96	$1,001,976,636.64			$945,052,330.32

13	NPV Lease Payments Receivable	590,265,127.79	253,779,753.41			228,242,033.35
14	NPV Base Residual	884,704,063.17	748,196,883.23			716,810,296.97

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.23000%	—	—	—	—
16	Class A-2-A Fixed Notes		0.63000%	63,513.39	0.2822817	21,589,511.58	95.9533848
17	Class A-2-B Floating Notes		0.40550%	73,948.18	0.1998599	35,472,256.31	95.8709630
18	Class A-3 Notes		0.84000%	245,000.00	0.7000000	245,000.00	0.7000000
19	Class A-4 Notes		1.07000%	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			458,253.24		57,382,559.56

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						22,733,103.80
20	Pull Ahead Waived Payments						150,257.08
21	Sales Proceeds - Early Terminations						25,552,933.83
22	Sales Proceeds - Scheduled Terminations						17,447,816.41
23	Security Deposits for Terminated Accounts						26,223.00
24	Excess Wear and Tear Received						98,559.93
25	Excess Mileage Charges Received						79,213.14
26	Other Recoveries Received						6,189.77

27	Subtotal: Total Collections						66,094,296.96

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						2,080.68

31	Total Available Funds, prior to Servicer Advances						66,096,377.64

32	Servicer Advance						—

33	Total Available Funds						66,096,377.64

34	Reserve Account Draw						—

35	Available for Distribution						66,096,377.64

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 2

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		834,980.53
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		458,253.24
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	64,798,143.87
49	Regular Principal Distribution Amount	56,924,306.32
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		56,924,306.32
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		7,873,837.55

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		754,919,297.15
55	Less: Aggregate Securitization Value (End of Collection Period)		(945,052,330.32)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		754,919,297.15
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(697,994,990.83)

61	Regular Principal Distribution Amount (not less than zero)		56,924,306.32

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		945,052,330.32
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

65	Targeted Note Balance		697,994,990.83

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		66,096,377.64
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		834,980.53
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		458,253.24
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		64,798,143.87
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		64,798,143.87

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 3

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance				7,374,845.95
85	Initial Reserve Account Balance				7,374,845.95

86	Beginning Reserve Account Balance				7,374,845.95
87	Plus: Net Investment Income for the Collection Period				188.52

88	Subtotal: Reserve Fund Available for Distribution				7,375,034.47
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				7,375,034.47
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				188.52

93	Equals: Ending Reserve Account Balance				7,374,845.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

				Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units			1,069	16,697,229.26
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(17,519,630.59)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				(65,910.94)
99	Less: Excess Wear and Tear Received				(98,559.93)
100	Less: Excess Mileage Received				(79,213.14)

101	Current Period Net Residual Losses/(Gains)			1,069	(1,066,085.34)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			2,282	(3,538,613.29)
104	Current Period Net Residual Losses (Item 101)			1,069	(1,066,085.34)

105	Ending Cumulative Net Residual Losses			3,351	(4,604,698.63)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.31%

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,969,191	945,052,330
109	Aggregate Base Residual Value			1,026,754,815	774,108,273
110	Number of Current Contracts			65,841	50,048
111	Weighted Average Lease Rate			2.61%	2.43%
112	Average Remaining Term			25.8	12.7
113	Average Original Term			38.9	39.0
114	Proportion of Base Prepayment Assumption Realized				—%
115	Actual Monthly Prepayment Speed				—%
116	Turn-in Ratio on Scheduled Terminations				90.93%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		52,362	1,123,326,160	1,001,976,637
118	Depreciation/Payments			(17,109,192)	(16,481,345)
119	Gross Credit Losses		(24)	(539,689)	(537,113)
120	Early Terminations - Regular		(958)	(21,964,825)	(20,002,226)
121	Early Terminations - Lease Pull Aheads		(264)	(3,515,683)	(3,206,394)
122	Scheduled Terminations - Purchased by Customer	1,595,149	(97)	(1,619,772)	(1,504,775)
123	Scheduled Terminations - Sold at Auction	3,393,149	(238)	(3,975,932)	(3,678,366)
124	Scheduled Terminations - Purchased by Dealer	12,477,166	(734)	(12,502,171)	(11,514,088)

125	Pool Balance - End of Period		50,047	1,062,098,897	945,052,330

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		49,674	938,469,433.52	99.30%
128	31 - 90 Days Delinquent		333	5,778,325.66	0.61%
129	91+ Days Delinquent		40	804,571.14	0.09%

130	Total		50,047	945,052,330.32	100.00%

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 4

		Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units	24	537,113
133	Aggregate Liquidation Proceeds on charged-off units		(200,399)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(6,190)

137	Current Period Aggregate Net Credit Losses/(Gains)	24	330,524

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	160	1,177,090
140	Current Period Net Credit Losses (Item 137)	24	330,524

141	Ending Cumulative Net Credit Losses	184	1,507,614

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.10%

			Units
143	Aging of Scheduled Maturities Not Sold
144	0- 60 Days since Contract Maturity		717
145	61 - 120 Days since Contract Maturity		7
146	121+ Days since Contract Maturity		3

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
10/20/2014	42,893,216
11/20/2014	33,746,703
12/20/2014	37,150,203
01/20/2015	53,718,086
02/20/2015	39,242,789
03/20/2015	41,581,960
04/20/2015	50,376,807
05/20/2015	55,466,202
06/20/2015	41,184,532
07/20/2015	38,448,529
08/20/2015	44,470,076
09/20/2015	53,257,233
10/20/2015	52,636,917
11/20/2015	45,406,720
12/20/2015	33,745,946
01/20/2016	26,947,965
02/20/2016	32,470,122
03/20/2016	35,751,568
04/20/2016	35,434,558
05/20/2016	19,093,983
06/20/2016	42,039,142
07/20/2016	42,415,178
08/20/2016	14,994,521
09/20/2016	9,017,662
10/20/2016	7,707,941
11/20/2016	2,799,953
12/20/2016	1,530,116
01/20/2017	1,164,331
02/20/2017	3,082,974
03/20/2017	3,790,049
04/20/2017	3,345,193
05/20/2017	141,151

Total:	945,052,330

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month